Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2014
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights, Net
	December 31,
	2013	2014

Land use rights	$77,590	$143,194
Less: accumulated depreciation and amortization	1,892	4,087

Land use rights, net	$75,698	$139,107